PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Net Periodic Pension Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Total	$ 176	$ 147	$ 430
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	99	105	129
Past service cost - Plan amendments	5	31	6
Past service cost - Curtailments			2
Net interest cost (income) on net DB liability (asset)	52	55	88
Total	130	191	225
Canada | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	24	29	25
Past service cost - Plan amendments	9	28	3
Past service cost - Curtailments			0
Net interest cost (income) on net DB liability (asset)	7	14	13
Total	40	71	41
Brazil | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	0	0
Past service cost - Plan amendments	0	0	0
Past service cost - Curtailments			0
Net interest cost (income) on net DB liability (asset)	5	7	5
Total	5	7	5
Europe | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	63	69	64
Past service cost - Plan amendments	(4)	3	4
Past service cost - Curtailments			0
Net interest cost (income) on net DB liability (asset)	18	12	21
Total	51	84	89
Other | Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	12	7	40
Past service cost - Plan amendments	0	0	(1)
Past service cost - Curtailments			2
Net interest cost (income) on net DB liability (asset)	22	22	49
Total	$ 34	$ 29	$ 90